Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments (unaudited)
March 31, 2026

	Shares	Value
Investment Companies – 99.9%
Equity Funds – 43.9%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	910,401	$10,505,972
Janus Henderson Enterprise Fund - Class N Shares£	93,151	12,643,268
Janus Henderson European Focus Fund - Class N Shares£	199,570	11,331,747
Janus Henderson Growth and Income Fund - Class N Shares£	185,529	12,716,090
Janus Henderson Overseas Fund - Class N Shares£	438,204	25,069,532
Janus Henderson Research Fund - Class N Shares£	158,077	12,696,807
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	268,708	3,520,125
		88,483,541
Exchange-Traded Funds (ETFs) – 32.4%
iShares Core International Aggregate Bond	504,552	25,247,782
iShares Core MSCI Emerging Markets	294,310	20,528,122
iShares Russell 2000 Value	36,485	6,917,191
Janus Henderson Emerging Markets Debt Hard Currency£	132,453	6,948,564
Vanguard Value	28,033	5,500,075
		65,141,734
Fixed Income Funds – 21.8%
Janus Henderson Developed World Bond Fund - Class N Shares£	2,497,036	19,252,100
Janus Henderson Flexible Bond Fund - Class N Shares£	2,634,770	24,594,094
		43,846,194
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£	3,682,831	3,682,831
Total Investments (total cost $188,362,487) – 99.9%		201,154,300
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		224,328
Net Assets – 100%		$201,378,628

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 71.0%
Equity Funds - 43.9%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$11,053,179	$1,533,859	$(1,470,258)	$344,665	$(955,473)	$10,505,972	910,401	$177,862	$935,424
Janus Henderson Enterprise Fund - Class N Shares
	12,768,121	1,906,718	(869,691)	5,689	(1,167,569)	12,643,268	93,151	55,901	859,872
Janus Henderson European Focus Fund - Class N Shares
	13,197,583	694,821	(2,877,158)	329,804	(13,303)	11,331,747	199,570	197,682	-
Janus Henderson Growth and Income Fund - Class N Shares
	13,963,257	2,515,852	(2,487,274)	(32,667)	(1,243,078)	12,716,090	185,529	89,784	1,894,352
Janus Henderson Overseas Fund - Class N Shares
	21,078,596	3,569,006	(1,565,348)	106,133	1,881,145	25,069,532	438,204	322,532	-
Janus Henderson Research Fund - Class N Shares
	17,517,819	2,668,814	(5,250,221)	(14,681)	(2,224,924)	12,696,807	158,077	15,752	1,994,069
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	379,837	50,766	(470,401)	103,726	(63,928)	-	-	2,135	34,160
Janus Henderson Triton Fund - Class N Shares
	98,132	14,063	(114,606)	13,662	(11,251)	-	-	108	10,255
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	4,436,664	310,065	(1,498,901)	363,898	(91,601)	3,520,125	268,708	48,785	94,107
Total Equity Funds - 43.9%
	$94,493,188	$13,263,964	$(16,603,858)	$1,220,229	$(3,889,982)	$88,483,541	2,253,640	$910,541	$5,822,239

Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Exchange-Traded Funds (ETFs) - 3.5%
Janus Henderson Emerging Markets Debt Hard Currency
	$9,453,182	$347,292	$(3,023,294)	$105,943	$65,441	$6,948,564	132,453	$498,731	$-
Janus Henderson Small Cap Growth Alpha
	165,657	8,158	(187,305)	36,783	(23,293)	-	-	524	-
Total Exchange-Traded Funds (ETFs) - 3.5%
	$9,618,839	$355,450	$(3,210,599)	$142,726	$42,148	$6,948,564	132,453	$499,255	$-
Fixed Income Funds - 21.8%
Janus Henderson Developed World Bond Fund - Class N Shares
	15,932,621	4,667,196	(1,144,791)	19,398	(222,324)	19,252,100	2,497,036	473,261	-
Janus Henderson Flexible Bond Fund - Class N Shares
	20,788,073	5,483,237	(1,479,774)	(58,194)	(139,248)	24,594,094	2,634,770	772,808	-
Janus Henderson High-Yield Fund - Class N Shares
	631,141	50,913	(692,400)	47,040	(36,694)	-	-	28,761	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	150,872	10,041	(160,909)	3,776	(3,780)	-	-	4,820	-
Total Fixed Income Funds - 21.8%
	$37,502,707	$10,211,387	$(3,477,874)	$12,020	$(402,046)	$43,846,194	5,131,806	$1,279,650	$-
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	1,832,535	6,295,589	(4,444,411)	(56)	(826)	3,682,831	3,682,831	78,546	-
Total Affiliated Investments - 71.0%
	$143,447,269	$30,126,390	$(27,736,742)	$1,374,919	$(4,250,706)	$142,961,130	11,200,730	$2,767,992	$5,822,239

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of March 31, 2026.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$88,483,541	$-	$-
Exchange-Traded Funds (ETFs)	65,141,734	-	-
Fixed Income Funds	43,846,194	-	-
Money Markets	-	3,682,831	-
Total Assets	$197,471,469	$3,682,831	$-

Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70271 05-26